The Masters' Select Equity Fund

                         Supplement Dated April 30, 1998
                      to Prospectus Dated November 15, 1997

    The following information should be inserted on page 5 of the prospectus

                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

---------------------------------------------------------------------------------------------------
                                                          Masters' Select         Masters' Select
                                                            Equity Fund            Equity Fund
                                                        For the period from     For the period from
                                                       12/1/97 to 12/31/97(1)    1/1/98 to 3/31/98
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................      $  10.00                 $  11.84
                                                             --------                 --------

Income from investment operations:
   Net investment income ..............................          0.03                     0.02
   Net realized and unrealized gain ...................          2.90                     1.36
                                                             --------                 --------
      Total from investment operations ................          2.93                     1.38
                                                             --------                 --------

Less distributions:
   From net investment income .........................         (0.03)                    --
   From net realized gains ............................         (1.06)                    --
                                                             --------                 --------

   Total distributions ................................         (1.09)                    --
                                                             --------                 --------

Net asset value, end of period ........................      $  11.84                 $  13.22
                                                             ========                 ========

Total return(2) .......................................         29.11%                   11.66%
                                                             ========                 ========

Net assets at end of period (in 000's) ................      $296,876                 $372,614
                                                             ========                 ========

Ratio of expenses to average net assets ...............          1.47%                    1.40%
                                                             ========                 ========

Ratio of net investment income to average net assets(3)          0.12%                    0.66%
                                                             ========                 ========

Portfolio turnover rate ...............................        145.11%                   17.69%
                                                             ========                 ========

Average commission rate paid ..........................      $ 0.0372
                                                             ========

* Annualized

(1) The Masters' Select Equity Fund commenced operations on December 31, 1996.
(2) Not annualized for periods of less than one year.
(3) Includes custody fees paid indirectly which amounted to 0.03% and 0.00% respectively, of average net assets for the fiscal year ended December 31, 1997 and the three month period ended March 31, 1998.

                     The Masters' Select International Fund

                         Supplement Dated April 30, 1998
                      to Prospectus Dated November 15, 1997

    The following information should be inserted on page 5 of the prospectus

                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

---------------------------------------------------------------------------------------------------
                                                          Masters' Select         Masters' Select
                                                         International Fund      International Fund
                                                        For the period from     For the period from
                                                       12/1/97 to 12/31/97(1)    1/1/98 to 3/31/98
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................      $  10.00                 $   9.88
                                                             --------                 --------

Income from investment operations:
   Net investment income...............................          0.00                     0.04
   Net realized and unrealized gain....................         (0.12)                    1.76
                                                             --------                 --------

      Total from investment operations.................         (0.12)                    1.80
                                                             --------                 --------

Less distributions:
   From net investment income..........................          --                       --
   From net realized gains.............................          --                       --
                                                             --------                 --------

   Total distributions.................................          --                       --
                                                             --------                 --------

Net asset value, end of period.........................      $   9.88                 $  11.68
                                                             ========                 ========

Total return(2)........................................         (1.20%)                  18.22%
                                                             ========                 ========

Net assets at end of period (in 000's).................      $ 45,934                 $ 87,802
                                                             ========                 ========

Ratio of expenses to average net assets................         1.77%                     1.28%
                                                             ========                 ========

Ratio of net investment income to average net assets(3)         0.42%                     1.39%
                                                             ========                 ========
                                                                                                                        *
Portfolio turnover rate................................         0.00%                     8.92%
                                                             ========                 ========

Average commission rate paid...........................      $ 0.0148
                                                             ========

* Annualized

(1) The Masters' Select Equity Fund commenced operations on December 31, 1996.
(2) Not annualized for periods of less than one year.
(3) Includes custody fees paid indirectly which amounted to 0.03% and 0.00% respectively, of average net assets for the fiscal year ended December 31, 1997 and the three month period ended March 31, 1998.